EXHIBIT 99.2

SBA Tower Trust
Secured Tower Revenue Securities, Series 2019‑1
Sample Site, Sample Ground Lease and Sample Tenant Lease
Agreed‑Upon Procedures

Report To:
SBA Communications Corporation
SBA Depositor LLC

30 August 2019

Report of Independent Accountants on Applying Agreed‑Upon Procedures

SBA Communications Corporation
SBA Depositor LLC
8051 Congress Avenue
Boca Raton, Florida 33487

Re:	SBA Tower Trust (the “Tower Trust”) Secured Tower Revenue Securities, Series 2019‑1 (the “Securities”) Sample Site, Sample Ground Lease and Sample Tenant Lease Agreed‑Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by SBA Communications Corporation (“SBA Parent”), SBA Depositor LLC (the “Depositor”), Barclays Capital Inc. (“Barclays”), Citigroup Global Markets Inc. (“Citi”) and Deutsche Bank Securities Inc. (“Deutsche Bank,” together with SBA Parent, the Depositor, Barclays and Citi, the “Specified Parties”), solely to assist the Depositor with respect to certain information relating to the Sites, Ground Leases and Tenant Leases (all as defined herein) securing a mortgage loan (the “Mortgage Loan”) relating to the SBA Tower Trust Secured Tower Revenue Securities, Series 2019‑1 securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, SBA Parent, on behalf of the Depositor, provided us with:
a.
An electronic data file labeled “Official Securitization Report_Aug 2019_vDistribution (002).xlsx” and the corresponding record layout and decode information (the “Data File”) that SBA Parent, on behalf of the Depositor, indicated contains information relating to:

i.	Certain wireless communication sites (the “Sites”),
ii.	Ground leases related to certain Sites (the “Ground Leases”) and
iii.	One or more tenant leases related to each of the Sites (the “Tenant Leases”)
as of the close of business on 31 July 2019 (the “Cut‑off Date”),

b.	Imaged copies of the:
i.
Ground lease agreement, ground lease amendment, easement agreement, easement addendum, ground lease estoppel, ground rent adjustment, ground lease correspondence and/or other related documents (collectively and as applicable, the “Ground Lease Source Documents”),

ii.	Deed, bill of sale, perpetual easement agreement and/or other related documents (collectively and as applicable, the “Owned and Perpetual Easement Source Documents”) and
iii.
Tenant lease agreement, tenant lease amendment, tenant renewal, tenant estoppel, notice of construction complete, master lease agreement, master lease agreement amendment, omnibus agreement, omnibus agreement amendment, tenant rent commencement letter, rent start date approval form, tenant installation notice, tenant name change form, tenant lease correspondence, tenant termination request, purchase order, supplemental lease agreement, network vision amendment verification form, reinstatement approval, reinstatement of and amendment to site agreements, termination approval, site summary, site lease agreement and/or other related documents (collectively and as applicable, the “Tenant Lease Source Documents”)

relating to the Sample Sites, Sample Ground Leases and Sample Tenant Leases (all as defined herein), as applicable,
c.	An electronic copy of SBA Parent’s general ledger and the corresponding record layout and decode information (the “General Ledger”) as of 30 June 2019,
d.
Access to SBA Parent’s property management system (the “PM Database,” together with the Ground Lease Source Documents, Owned and Perpetual Easement Source Documents, Tenant Lease Source Documents and General Ledger, the “Sources”),

e.
A schedule (the “Commencement Date Schedule”) that SBA Parent, on behalf of the Depositor, indicated contains information relating to the commencement dates for the Sample Ground Leases and Sample Tenant Leases,

f.	The list of relevant characteristics relating to the:
i.	Sample Sites (the “Sample Site Characteristics”) on the Data File, which is shown on Exhibit 1 to Attachment A,
ii.	Sample Ground Leases (the “Sample Ground Lease Characteristics”) on the Data File, which is shown on Exhibit 2 to Attachment A, and
iii.
Sample Tenant Leases (the “Sample Tenant Lease Characteristics,” together with the Sample Site Characteristics and Sample Ground Lease Characteristics, the “Sample Characteristics”) on the Data File, which is shown on Exhibit 3 to Attachment A, and

g.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, Barclays, on behalf of the Depositor, provided us with a list (the “Sample Selection Listing”) containing:
a.	95 Sites (collectively, the “Sample Sites”),
b.	47 Ground Leases relating to certain Sample Sites (collectively, the “Sample Ground Leases”) and
c.	One Tenant Lease relating to each Sample Site (collectively, the “Sample Tenant Leases”), all as shown on the Data File.

Barclays, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Sites, Sample Ground Leases and Sample Tenant Leases or the methodology used to select the Sample Sites, Sample Ground Leases and Sample Tenant Leases.

For the purpose of the procedures described in this report:
a.	The 95 Sample Sites identified by Barclays, on behalf of the Depositor, are referred to as Sample Numbers S‑1 through S‑95 and
b.	The 95 Sample Tenant Leases identified by Barclays, on behalf of the Depositor, are referred to as Sample Numbers T‑1 through T‑95.

The procedures included in Attachment A were limited to comparing, recalculating or observing certain information that is further described in Attachment A.  The Depositor is responsible for the Data File, Sources, Commencement Date Schedule, Sample Characteristics, Sample Selection Listing and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources, Commencement Date Schedule, Sample Selection Listing or any other information provided to us by SBA Parent or Barclays, on behalf of the Depositor, upon which we relied in forming our findings.  We were not provided with any information on, and we performed no procedures relating to, the Mortgage Loan.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Mortgage Loan, Sites, Ground Leases or Tenant Leases, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by SBA Parent or Barclays, on behalf of the Depositor, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.
Whether the origination of any loan secured by the Sites, Ground Leases or Tenant Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing any loan secured by the Sites, Ground Leases or Tenant Leases,
iii.	Whether the originator of any loan secured by the Sites, Ground Leases or Tenant Leases complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the any loan secured by the Sites, Ground Leases or Tenant Leases that would be material to the likelihood that the issuer of the Securities will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP
30 August 2019

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	For each Sample Site, we performed the following procedures:

a.
We compared the Sample Site Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Data File and/or Sources, subject to the instructions, qualifications, assumptions and methodologies provided by SBA Parent, on behalf of the Depositor, described in the notes on Exhibit 1 to Attachment A.  The Source (or, if applicable, the information on the Data File) that we were instructed by SBA Parent, on behalf of the Depositor, to use for each Sample Site Characteristic are shown on Exhibit 1 to Attachment A.  All such compared information was in agreement.

b.
For each Sample Site with a transaction name of “Mobilitie - Domestic” (the “Mobilitie Sample Sites”), as shown on the Data File, we observed the existence of a Tenant Lease Source Document indicating the allowance of triple net reimbursements for each Tenant Lease associated with such Sample Site with an SBA lease number (the “Tenant ID”) ending in “01” (each, an “Anchor Tenant”), as shown on the Data File.

2.	For each Sample Ground Lease, we performed the following procedures:

a.
We compared the Sample Ground Lease Characteristics listed on Exhibit 2 to Attachment A, as shown on the Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, qualifications, assumptions and methodologies provided by SBA Parent, on behalf of the Depositor, described in the notes on Exhibit 2 to Attachment A.  The Source(s) that we were instructed by SBA Parent, on behalf of the Depositor, to use for each Sample Ground Lease Characteristic are shown on Exhibit 2 to Attachment A.  Except for the information shown on Exhibits 4 and 5 to Attachment A, all such compared information was in agreement.

For the purpose of this procedure, the Sample Number shown on Exhibits 4 and 5 to Attachment A is the Sample Number for the Sample Site related to such Sample Ground Lease.

b.	For each Sample Ground Lease with a property type of “Owned” or “Perpetual Easement,” as shown on the Data File, we observed the existence of an Owned and Perpetual Easement Source Document.

Attachment A Page 2 of 2

3.
For each Sample Tenant Lease, we compared the Sample Tenant Lease Characteristics listed on Exhibit 3 to Attachment A, as shown on the Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Data File and/or the Sources, subject to the instructions, qualifications, assumptions and methodologies provided by SBA Parent, on behalf of the Depositor, described in the notes on Exhibit 3 to Attachment A.  The Source(s) (or, if applicable, the information on the Data File) that we were instructed by SBA Parent, on behalf of the Depositor, to use for each Sample Tenant Lease Characteristic are shown on Exhibit 3 to Attachment A.  Except for the information shown on Exhibits 4 and 5 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Site Characteristics

Sample Site Characteristic	Data File Field Name	Source	Note(s)

Site code	Site Code	PM Database	i.

Number of tenant leases	TL Count	PM Database and recalculation	ii.

Site operating expenses	N/A	General Ledger, Data File and recalculation	iii., iv.

Rent revenue share reimbursement	Rent Rev Sh Reimb	(a) Data File and recalculation or (b) PM Database, Data File and recalculation	v., vi., vii.

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the number of tenant leases Sample Site Characteristic for each Sample Site, SBA Parent, on behalf of the Depositor, instructed us to recalculate the number of tenant leases by counting the Tenant Leases associated with such Sample Site with a lease status of “Active,” “Troubled Lease” or “Bankruptcy,” as shown in the PM Database.

iii.	For the purpose of comparing the site operating expenses Sample Site Characteristic for each Sample Site, SBA Parent, on behalf of the Depositor, instructed us to ignore (as applicable):
a.	Differences in the amount of +/- $50 or less and
b.	Percentage differences of +/- 2.5% or less (as percentage of the Data File Site Operating Expenses (as defined herein)).

iv.	For the purpose of comparing the site operating expenses Sample Site Characteristic for each Sample Site, SBA Parent, on behalf of the Depositor, instructed us to:
a.	Calculate the months active (the “Months Active”) for each Sample Site as the maximum of:
(i)	The minimum of:
(a)	The sum of:
1.	The difference, in months, between June 2019 and the date active, as shown on the Data File, and
2.	One for Sample Sites with a date active on or before the fifteenth day of the applicable month, as shown on the Data File, or zero for all other Sample Sites,
and
(b)	Twelve,
and
(ii)	One,

Exhibit 1 to Attachment A

Notes:  (continued)

iv.	(continued)

b.	Recalculate the site operating expenses that are shown on the applicable Sources (the “Calculated Site Operating Expenses”) for each Sample Site as the sum of the:
(i)	Maximum of:
(a)	The revenue sharing expense, as shown on the General Ledger, multiplied by twelve, and
(b)	0,
(ii)	Product of the insurance expense, as shown on the General Ledger, and twelve and
(iii)	Sum of each annualized:
(a)	Electric expense,
(b)	Telephone expense,
(c)	Property taxes,
(d)	Site maintenance expense and
(e)	Site expense,
all calculated as the product of:
1.	The quotient of the:
A.	Maximum of:
1)	The applicable expense amount, as shown on the General Ledger, and
2)	0,
divided by
B.	Months Active,
and
2.	Twelve,
c.	Calculate the site operating expenses that are shown on the Data File (the “Data File Site Operating Expenses”) for each Sample Site as the sum of the:
(i)	Revenue sharing expense (Revenue Sharing),
(ii)	Insurance expense (Insurance Expense),
(iii)	Electric expense (Elec Expense),
(iv)	Telephone expense (Tele Expense),
(v)	Property taxes (GPTaxes),
(vi)	Site maintenance expense (SMaint Expense) and
(vii)	Site expense (Site Expense),
all as shown on the Data File, and
d.
Compare the Calculated Site Operating Expenses for each Sample Site to the corresponding Data File Site Operating Expenses for each Sample Site and note agreement with the site operating expenses Sample Site Characteristic if the Calculated Site Operating Expenses equals the Data File Site Operating Expenses.

v.
We were instructed by SBA Parent, on behalf of the Depositor, not to compare the rent revenue share reimbursement Sample Site Characteristic for Sample Sites that are not Mobilitie Sample Sites (as defined in Attachment A).

Exhibit 1 to Attachment A

Notes:  (continued)

vi.
For the purpose of comparing the rent revenue share reimbursement Sample Site Characteristic for each Mobilitie Sample Site, SBA Parent, on behalf of the Depositor, instructed us to note agreement if the rent revenue share reimbursement, as shown on the Data File, equals the sum of the:

a.	Ground lease run rate (GL Run Rate),
b.	Ground lease easement run rate (GL Easement Run Rate) and
c.	Revenue sharing expense (Revenue Sharing),
all as shown on the Data File.

vii.
For the purpose of comparing the rent revenue share reimbursement Sample Site Characteristic for each Mobilitie Sample Site where the rent revenue share reimbursement (Rent Rev Sh Reimb), as shown on the Data File, exceeds the sum of the:

a.	Ground lease run rate (GL Run Rate),
b.	Ground lease easement run rate (GL Easement Run Rate) and
c.	Revenue sharing expense (Revenue Sharing),
all as shown on the Data File, SBA Parent, on behalf of the Depositor, instructed us to compare the rent revenue share reimbursement, as shown on the Data File, to the annualized most recent Mobilitie ground rent reimbursement amount received for the related Anchor Tenant (as defined in Attachment A), as shown in the PM Database.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, qualifications, assumptions and methodologies provided by SBA Parent, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Ground Lease Characteristics

Sample Ground Lease Characteristic	Data File Field Name	Source(s)	Note(s)

Site code	Site Code	PM Database	i.

Ground lease final term end date	GL Final Term End Date	Ground Lease Source Documents, Commencement Date Schedule and recalculation	ii., iii.

Notes:

i.	For identification purposes only.

ii.
We were instructed by SBA Parent, on behalf of the Depositor, not to compare the ground lease final term end date Sample Ground Lease Characteristic for any Sample Ground Lease corresponding to a Sample Site with a property type of “Owned,” “Perpetual Easement” or “Prepaid Lease Extension,” as shown on the Data File.

iii.
For the purpose of comparing the ground lease final term end date Sample Ground Lease Characteristic for each Sample Ground Lease, SBA Parent, on behalf of the Depositor, instructed us to recalculate the ground lease final term end date as of the Cut‑off Date using the:

a.	Applicable information and methodologies described in the related Ground Lease Source Documents and
b.
Related Ground Lease commencement date, as shown on the Commencement Date Schedule, subject to the additional instructions provided by SBA Parent, on behalf of the Depositor, described in the succeeding paragraphs of this note iii.

For the purpose of using the Ground Lease commencement date, as shown on the Commencement Date Schedule, for Sample Numbers S-9, S-10, S-74, S-76 and S-77, SBA Parent, on behalf of the Depositor, instructed us to replace the year of the Ground Lease commencement date, as shown on the Commencement Date Schedule, with the year of the execution date, as shown on the related Ground Lease Source Documents.

For the purpose of using the Ground Lease commencement date, as shown on the Commencement Date Schedule,for Sample Numbers S-20 and S-72, SBA Parent, on behalf of the Depositor, instructed us to replace the year of the Ground Lease commencement date, as shown on the Commencement Date Schedule, with the year of the Ground Lease commencement date, as shown on the related Ground Lease Source Documents.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, qualifications, assumptions and methodologies provided by SBA Parent, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Sample Tenant Lease Characteristics

Sample Tenant Lease Characteristic	Data File Field Name	Source(s)	Note(s)

SBA lease number	SBALease Num	PM Database	i.

Common carrier name	Common Carrier Name	Tenant Lease Source Documents

Tenant current rent rate	TL Current Rent Rate	Tenant Lease Source Documents, Commencement Date Schedule and recalculation	ii., iii., iv.

Tenant current pay frequency	Curr Pay Freq	Tenant Lease Source Documents

Tenant current term end date	Curr Term End Date	Tenant Lease Source Documents, Commencement Date Schedule and recalculation	v., vi.

Tenant number of remaining renewal terms	Num Renewal Terms	Tenant Lease Source Documents, Commencement Date Schedule and recalculation	v., vi.

Tenant final term end date	Final Term End Date	Tenant Lease Source Documents, Commencement Date Schedule and recalculation	v., vi.

Tenant next escalation amount	Next Esc Amount	Tenant Lease Source Documents	vi., vii., viii.

Tenant next escalation type	Next Esc Type	Tenant Lease Source Documents	vi., viii.

Tenant next escalation frequency	Next Esc Freq	Tenant Lease Source Documents	vi., viii.

Colocation rent share	Anchor Reduction	(a) Tenant Lease Source Documents and recalculation or (b) Data File and recalculation	ix., x., xi.

Notes:

i.	For identification purposes only.

Exhibit 3 to Attachment A

Notes:  (continued)

ii.
We were instructed by SBA Parent, on behalf of the Depositor, not to compare the tenant current rent rate Sample Tenant Lease Characteristic for any Sample Tenant Lease with a lease status of “Troubled Lease” (each, a “Trouble Sample Tenant Lease”), as shown on the Data File.

iii.
For the purpose of comparing the tenant current rent rate Sample Tenant Lease Characteristic for each Sample Tenant Lease, except for the Trouble Sample Tenant Leases, SBA Parent, on behalf of the Depositor, instructed us to ignore (as applicable):

a.	Differences in the amount of +/- $50 or less and
b.	Percentage differences of +/- 2.5% or less (as percentage of the tenant current rent rate value, as shown on the Data File).

We were instructed by SBA Parent, on behalf of the Depositor, to present any differences which exceed the materiality thresholds described in the preceding paragraph of this note iii. as the difference between the value we identified on the applicable Source and the corresponding value that is shown on the Data File, expressed as a percentage of the value that is shown on the Data File.

iv.
For the purpose of comparing the tenant current rent rate Sample Tenant Lease Characteristic for each Sample Tenant Lease, except for the Trouble Sample Tenant Leases, SBA Parent, on behalf of the Depositor, instructed us to use the:

a.	Applicable information and methodologies described in the related Tenant Lease Source Documents and
b.
Related Tenant Lease commencement date, as shown on the Commencement Date Schedule, subject to the additional instructions provided by SBA Parent, on behalf of the Depositor, described in the succeeding paragraphs of this note iv.

For the purpose of using the Tenant Lease commencement date, as shown on the Commencement Date Schedule, for Sample Number T-9, SBA Parent, on behalf of the Depositor, instructed us to replace the year of the Tenant Lease commencement date, as shown on the Commencement Date Schedule, with the year of the execution date, as shown on the related Tenant Lease Source Documents.

For the purpose of using the Tenant Lease commencement date, as shown on the Commencement Date Schedule, for Sample Number T-12, SBA Parent, on behalf of the Depositor, instructed us to replace the year of the Tenant Lease commencement date, as shown on the Commencement Date Schedule, with the year of the Tenant Lease commencement date, as shown on the related Tenant Lease Source Documents.

Exhibit 3 to Attachment A

Notes:  (continued)

v.
For the purpose of comparing the indicated Sample Tenant Lease Characteristics for each Sample Tenant Lease, SBA Parent, on behalf of the Depositor, instructed us to recalculate the tenant current term end date, tenant number of remaining renewal terms and tenant final term end date as of the Cut‑off Date using the:

a.	Applicable information and methodologies described in the related Tenant Lease Source Documents and
b.
Related Tenant Lease commencement date, as shown on the Commencement Date Schedule, subject to the additional instructions provided by SBA Parent, on behalf of the Depositor, described in the succeeding paragraphs of this note v.

For the purpose of using the Tenant Lease commencement date, as shown on the Commencement Date Schedule, for Sample Number T-9, SBA Parent, on behalf of the Depositor, instructed us to replace the year of the Tenant Lease commencement date, as shown on the Commencement Date Schedule, with the year of the execution date, as shown on the related Tenant Lease Source Documents.

For the purpose of using the Tenant Lease commencement date, as shown on the Commencement Date Schedule, for Sample Number T-12, SBA Parent, on behalf of the Depositor, instructed us to replace the year of the Tenant Lease commencement date, as shown on the Commencement Date Schedule, with the year of the Tenant Lease commencement date, as shown on the related Tenant Lease Source Documents.

vi.
SBA Parent, on behalf of the Depositor, indicated that Sample Number T-37 is a verbal lease and instructed us not to compare the indicated Sample Tenant Lease Characteristics for such Sample Tenant Lease.

vii.
For the purpose of comparing the tenant next escalation amount Sample Tenant Lease Characteristic for each Sample Tenant Lease with a next escalation type of “CPI,” as shown on the Data File, SBA Parent, on behalf of the Depositor, instructed us to use a tenant lease next escalation amount of 0.

viii.
For the purpose of comparing the indicated Sample Tenant Lease Characteristics for each Sample Tenant Lease with a tenant current pay frequency of “Term,” as shown on the Data File, SBA Parent, on behalf of the Depositor, instructed to note agreement with a value of “<blank>,” as shown on the Data File.

ix.
For the purpose of comparing the colocation rent share Sample Tenant Lease Characteristic for each Sample Tenant Lease that does not correspond to an Anchor Tenant of a Mobilitie Sample Site, SBA Parent, on behalf of the Depositor, instructed us to use a colocation rent share of 0.

Exhibit 3 to Attachment A

Notes:  (continued)

x.
For the purpose of comparing the colocation rent share Sample Tenant Lease Characteristic for Sample Tenant Lease T‑58 (the “Third Party Lease Structure Tenant”), SBA Parent, on behalf of the Depositor, instructed us to recalculate the colocation rent share using 50% of the sum of the rent increases, including any escalations of rent to and including the Cut‑off Date, as described in the Tenant Lease Source Documents, for all Tenant Leases related to the Mobilitie Sample Site corresponding to such Sample Tenant Lease that do not correspond to the related Anchor Tenant.

xi.
For the purpose of comparing the colocation rent share Sample Tenant Lease Characteristic for each Sample Tenant Lease corresponding to the Anchor Tenant of a Mobilitie Sample Site, except for the Third Party Lease Structure Tenant, SBA Parent, on behalf of the Depositor, instructed us to recalculate the colocation rent share as 50% of the sum of the tenant annualized run rate revenue (ARRR), as shown on the Data File, for all Tenant Leases relating to the Mobilitie Sample Site corresponding to such Sample Tenant Lease that do not correspond to the related Anchor Tenant.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, qualifications, assumptions and methodologies provided by SBA Parent, on behalf of the Depositor, that are described in the notes above.

Exhibit 4 to Attachment A

Sample Characteristic Differences

Sample Number	Sample Characteristic	Data File Value	Source Value

S-2	Ground lease final term end date	6/2/2035	6/2/2034

T-3	Tenant current term end date	10/31/2019	<unable to determine>
	Tenant number of remaining renewal terms	15	<unable to determine>
	Tenant final term end date	10/31/2034	<unable to determine>

T-12	Tenant next escalation amount	3.0%	<unable to determine>
	Tenant next escalation type	Fixed %	<unable to determine>

T-17	Common carrier name	AT&T	<unable to determine>
	Tenant current pay frequency	Annual	<unable to determine>
	Tenant current term end date	5/11/2023	<unable to determine>
	Tenant number of remaining renewal terms	2	<unable to determine>
	Tenant final term end date	5/11/2033	<unable to determine>
	Tenant next escalation amount	4.0%	<unable to determine>
	Tenant next escalation type	Fixed %	<unable to determine>
	Tenant next escalation frequency	1	<unable to determine>

T-24	Tenant number of remaining renewal terms	4	<unable to determine>
	Tenant final term end date	12/31/2042	<unable to determine>

T-27	Tenant final term end date	9/30/2041	<unable to determine>

T-43	Tenant next escalation amount	3.0%	<unable to determine>
	Tenant next escalation type	Fixed %	<unable to determine>

T-48	Tenant current pay frequency	Monthly	<unable to determine>
	Tenant current term end date	9/30/2019	<unable to determine>
	Tenant final term end date	9/30/2019	<unable to determine>
	Tenant number of remaining renewal terms	0	<unable to determine>
	Tenant next escalation amount	<blank>	<unable to determine>
	Tenant next escalation type	<blank>	<unable to determine>
	Tenant next escalation frequency	1	<unable to determine>

T-62	Tenant number of remaining renewal terms	0	2
	Tenant final term end date	2/28/2017	2/28/2032

Exhibit 4 to Attachment A

Sample Number	Sample Characteristic	Data File Value	Source Value

T-70	Tenant current term end date	12/31/2023	<unable to determine>
	Tenant number of remaining renewal terms	5	<unable to determine>
	Tenant final term end date	12/31/2048	<unable to determine>

T-72	Tenant number of remaining renewal terms	4	0
	Tenant final term end date	5/31/2040	5/31/2020

T-88	Tenant next escalation amount	3.0%	<unable to determine>
	Tenant next escalation type	Fixed %	<unable to determine>

Exhibit 5 to Attachment A

Sample Characteristic Percentage Differences

Sample Number	Sample Characteristic	Percentage Difference

T-1	Tenant current rent rate	*

T-15	Tenant current rent rate	*

T-24	Tenant current rent rate	*

T-17	Tenant current rent rate	*

T-48	Tenant current rent rate	*

T-61	Tenant current rent rate	*

T-62	Tenant current rent rate	9.27%

T-70	Tenant current rent rate	*

T-88	Tenant current rent rate	*

*	Percentage difference could not be determined based on (i) the value we recalculated or identified on the applicable Source(s) or (ii) the value that is shown on the Data File.